Share capital (Details Narrative)	1 Months Ended				12 Months Ended
	Nov. 30, 2023 USD ($) shares	Mar. 29, 2022 shares	Sep. 21, 2021 shares	Feb. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 shares
Statement [Line Items]
Number of Shares, ending balance					1,000,000
Issued					3,975,000		212,162
Increase Decrease Through Share Based Payment Transactions Shares					36,086
Fair value of shares issued as share-based compensation | $					$ 1,384,970
Lucid acquisition shares			112,162
Lucid acquisition, shares			4,502,392
Expense | $					1,372,763
Recognized over the vesting period of certain warrants | $					12,206
Number Of Shares Issued Through Equity Distribution Agreement							15,480,462
Amount received during period, fair value | $					$ 36,000
Deemed dividend | $	$ 8,673
IssuingShares	45,712,529
Description of plan of arrangement organization for the company	the Company completed the Plan of Arrangement reorganization. The Company cancelled all 72 Class A Shares of the Company and reissued 24 new Class B shares and 48 new Class A Shares. The Company cancelled all 39,376,699 Class B shares outstanding and reissued 39,376,698 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 6,335,758 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Celly from the Company for each Class A share
Transaction fees | $							$ 1,424,067
Proceeds from issuance of shares | $							39,765,474
Share options exercised shares					21,000
Exercised					(21,000)
Represents the increase (decrease) in equity resulting from cancellation of shares.					1,904,700	1,999,800
Total proceeds from shares | $	$ 34
Exercise price | $ / shares					$ 1.30
Board Chair and Chief Executive Officer
Statement [Line Items]
Number of Shares, ending balance	12			1,349,764				1,349,764
Class A Common Shares Member
Statement [Line Items]
Number of Shares, ending balance	24				12
Fair value of shares issued as share-based compensation | $						$ 0	$ 0
This member stands for class B common stock shares.
Statement [Line Items]
Fair value of shares issued as share-based compensation | $						$ 49,500
Number Of Shares Issued For Services						51,000
Class B Common Stock [Member]
Statement [Line Items]
Number of Shares, ending balance							112,794
Fair Value Of Shares | $							$ 174,537
Fair value of shares issued as share-based compensation | $				$ 3,576,875		$ 120,000
Represents the price per share of shares issued. | $ / shares				$ 2.65		$ 107,144
Represents the increase (decrease) in equity resulting from cancellation of shares.		504,888
Class A Common Stock Shares Member
Statement [Line Items]
Description Of Voting Rights					The holders of Class A shares are entitled to 276,660 votes per Class A share held.
Represents information of warrant.
Statement [Line Items]
Increase Decrease Through Share Based Payment Transactions Shares						0	100,000
Fair value of shares issued as share-based compensation | $					$ 0	$ 0	$ 98,513
Lucid acquisition shares							112,162
Represents the increase (decrease) in equity resulting from cancellation of shares.						0	0
Represents information of warrant. | On July 26, 2021
Statement [Line Items]
Increase Decrease Through Share Based Payment Transactions Shares							100,000
Fair value of shares issued as share-based compensation | $							$ 98,513
Represents the price per share of shares issued. | $ / shares							$ 1.63
Exercise Price Of Warrant Issue | $ / shares							$ 1.99
Risk-free interest rate							0.46%
Expected Volatility Of Warrants Granted							129.00%